UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _12/31__

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report
Templeton Emerging
Markets Income Fund
December 31, 2020

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Emerging Markets Income Fund 2
Performance Summary 6
Financial Highlights and Statement of Investments 8
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Important Information to Shareholders 35
Annual Meeting of Shareholders 42
Dividend Reinvestment and Cash Purchase Plan 43
Board Members and Officers 45
Shareholder Information 50
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Annual Report
ANNUAL REPORT
Templeton Emerging Markets Income Fund
Dear Shareholder:
This annual report for Templeton Emerging Markets Income
Fund covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of the Fund’s 80% policy, income-
producing securities of entities in emerging markets include derivative instruments or other investments that have
economic characteristics similar to such securities.
*Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).
Performance Overview
For the 12 months under review, the Fund posted cumulative
total returns of -9.08% based on market price and -6.14%
based on net asset value. In comparison, U.S. dollar-
denominated emerging market bonds, as measured by the
J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI)
Global, posted a +5.88% cumulative total return in U.S.
dollar terms for the same period.
1
You can find the Fund’s
long-term performance data in the Performance Summary
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The 12-month period ended December 31, 2020, started
optimistically, as a phase one trade deal between the U.S.
and China appeared to bolster market sentiment, driving risk asset valuations higher in several markets across the globe.
However, conditions changed radically and rapidly by late
February, as the novel coronavirus (COVID-19) pandemic
upended economies and financial markets around the world.
Lockdown orders from governments trying to “flatten the
curve” (i.e., stem the rate of infection) ultimately brought entire countries, regions and continents to an economic
standstill in March and April. The speed and pervasiveness
of the economic shocks were unprecedented. There is
no historical comparison for the magnitude of aggregate
demand that was destroyed, nor the magnitude of job losses
in such a compressed timescale.
Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across
multiple asset classes as investors shed risk and moved
into perceived safe havens. Credit markets experienced
substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. The U.S. Federal Reserve
(Fed) responded quickly to the deepening crisis with two
emergency rate cuts in March, the second of which dropped
the federal funds target rate 100 basis points (bps) to the
zero bound that was used during the 2008 global financial
crisis (GFC). The Fed also cut reserve requirements and
encouraged financial institutions to borrow directly from the discount window.
Growing liquidity strains throughout financial markets in
March prompted the Fed to restart liquidity programs that
had been created during the GFC, such as the Commercial
Paper Funding Facility and the Primary Dealer Credit
Facility. On March 23, the Fed took its financial market
interventions beyond the scope of the GFC programs by
Portfolio Composition
12/31/20
% of Total
Net Assets
Foreign Government and Agency Securities 73.2%
Corporate Bonds 3.9%
U.S. Government and Agency Securities 3.7%
Other 1.4%
Short-Term Investments & Other Net Assets* 17.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
9
.

Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
creating corporate lending programs, and announcing its
intentions to support lending to small- and medium-sized
businesses through the newly created Main Street Business
Lending Program. The Fed also pledged to buy unlimited
government bonds, abandoning the previous quantitative
easing (QE) targets it had announced a week earlier on
March 15. The heightened demand for U.S. dollars (USD)
around the world also led the Fed to expand its liquidity
swaps program with foreign central banks beyond the five
banks in its standing facility.
On the U.S. fiscal side, Congress passed the CARES
Act (Coronavirus Aid, Relief, and Economic Security)
on March 27, a USD$2.2 trillion fiscal relief program
designed to provide loans to businesses, income support
and unemployment benefits to individuals, and funding
for hospitals and public health services. It was the largest economic relief bill in U.S. history.
In Europe, the European Central Bank (ECB) unveiled the
€750 billion Pandemic Emergency Purchase Programme
(PEPP) in an unscheduled mid-week announcement on
March 18. ECB President Christine Lagarde commented
that, “there are no limits to our commitment to the euro.
We are determined to use the full potential of our tools,
within our mandate.” PEPP appeared geared to support the
more vulnerable states, as the program has unprecedented
flexibility to buy a wide range of eligible securities, including
Greek and Italian sovereign debt, as well as corporate
commercial paper. The European Commission passed its
€750 billion recovery fund in July, which was largely viewed by markets as a major step towards greater fiscal solidarity across the euro area.
In the second quarter of 2020, global financial markets
rebounded from the extreme lows in March, as extraordinary
measures from central banks and governments appeared to
improve market confidence. Additionally, regional economies
began to incrementally reopen and the improving economic
data appeared to bolster optimism that the worst of the
economic shocks had passed. Risk assets rallied and
credit spreads tightened in many sectors during the second
quarter, returning to levels last seen in early March and late
February. Those trends largely extended through July and
August as strengthening economic activity and profound
policy interventions continued to fuel rallies across global financial markets through much of the summer. However,
many risk assets appeared detached from underlying
economic fundamentals due to extraordinary monetary
policies.
Risk assets eventually pulled back from their summer high
points in September 2020, as rising cases of COVID-19
appeared to concern investors, particularly as areas of
Europe and Asia returned to various mobility restrictions.
Developed market sovereign bond yields fluctuated during
the summer months, rising on reflation expectations but
dropping in September as broad risk aversion returned to
global financial markets. Additionally, economic recoveries
in many regions showed signs of levelling off in August and
September, demonstrating that the improvements in the
late spring and summer months were rebounds from the
extreme low points in March and April, not trends that could be extrapolated through upcoming quarters.
Yoshihide Suga was confirmed as the new prime minister of
Japan on September 16, following Shinzo Abe's resignation
on August 28. Abe had been prime minister since December
2012. We expected political continuity in the near term, as
Suga is an Abe loyalist who was often credited with pushing
through many of Abe’s critical domestic reforms.
In October 2020, “risk-on” sentiment initially returned to
global financial markets, with risk assets rallying during the first couple weeks of the month before broad risk aversion
sharply returned, leading to significant price adjustments in various credit sectors during the second half of the month.
Investors appeared concerned over resurgent waves of
COVID-19 cases around the world. Market sentiments
ultimately improved in November on apparent optimism over
promising vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets finished the final
months of the year on broad-based rallies as initial vaccine distributions commenced.
However, market optimism in the fourth quarter ran in stark
contrast to the worsening pandemic, as COVID-19 infections
surged to record levels in areas of Europe, the U.S. and
Latin America in the waning months of the year, with a
highly contagious variant of the virus surfacing in dozens of countries. The harsh realities of a worldwide health crisis and deepening economic hardship continued to have profound
consequences for lives and livelihoods around the world.
Geographic Composition
12/31/20
% of Total
Net Assets
Asia Pacific 34.9%
Americas 34.3%
Middle East & Africa 12.7%
Other 0.4%
Short-Term Investments & Other Net Assets 17.8%

Templeton Emerging Markets Income Fund

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Annual Report
In late December 2020, the U.S. government passed
a USD$900 billion support package that extended
unemployment benefits until mid-March 2021 and provides
one-time relief payments of USD$600 to most citizens.
Additional fiscal stimulus appeared likely with the upcoming change in the U.S. government. The Fed continued to
maintain low rates as well as its emergency support program
from March through the end of the year, continuously
reaffirming its commitment to use its “full range of tools to support the U.S. economy” at each policy meeting.
The ECB also kept monetary policy unchanged through
the end of the year, with the main refinancing operations
rate remaining at 0.0%, and the main deposit facility rate
remaining at -0.5%. The ECB increased the size of the PEPP
program to €1.85 trillion in December, after previously raising it to €1.35 trillion in June. The U.K. and the European Union also settled on final terms for post-Brexit trade agreements in the last week of the year.
The Bank of Japan (BOJ) also made no changes to its rates
policy in 2020. Overnight interest rates remained at 0.1%
and the yield target on the 10-year Japanese government
bond remained at 0.0%. In the second quarter, the BOJ
removed QE caps and quadrupled the size of its corporate
debt purchases. It also increasingly focused on ensuring
businesses had ample access to capital through various
loan programs, increasing its lending program to USD$1
trillion. However, despite the BOJ's efforts to drive inflation higher during the Abenomics era, deflationary pressures
returned, with core inflation dropping to -0.4% year-over-
year in August and falling further to -0.9% in November.
The BOJ announced in December that it had launched
a comprehensive review of its monetary framework,
scheduled to arrive in March 2021. We continued to expect
the Japanese yen to appreciate against the USD during
the period, on stable rate differentials and Japan’s strong
external balance.
Nearly every country in the world declared some form
of fiscal response to the economic crisis in 2020, with
most countries pursuing programs that went beyond the
measures they deployed during the GFC. Debt-to-GDP
(gross domestic product) ratios have risen significantly in just about every country. On the monetary front, many central
banks aggressively cut policy rates, with several indicating they intend to respond to ongoing economic adversity with
additional accommodation as needed. During the 12-month
period, Brazil cut rates by 250 bps to 2.00%, Colombia cut
rates by 250 bps to 1.75%, Mexico cut rates by 300 bps to
4.25%, Indonesia cut rates by 125 bps to 3.75%, and India
cut rates by 115 bps to 4.00%.
In global bond markets, the yield on the 10-year U.S.
Treasury (UST) note finished the period 100 bps lower,
at 0.92%, ranging from a pre-pandemic high of 1.92% on
January 1 to an all-time low of 0.51% on August 4. The yield on the 10-year German Bund finished the year 38 bps lower
at -0.57%, ranging from a pre-pandemic high of -0.19%
on January 13 to an all-time low of -0.86% on March 9,
during peak financial market shocks. Sovereign bond yields
also declined in several countries on ongoing monetary
accommodation during the year, notably including much of
Latin America and Asia, particularly Brazil, Mexico, Indonesia and India.
In currency markets, the USD initially strengthened in March on tremendous demand for U.S. dollars during the financial
market shocks, but then entered a broad-based weakening
pattern in mid-May that largely persisted through the end
of December. Many developed market and emerging
market currencies alike strengthened against the USD
over the final seven months of the year. In credit markets,
spreads widened substantially during peak financial market
volatility in February and March, but progressively tightened from April through December, with several sovereign and
corporate sectors finishing the year at pre-pandemic levels.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to generate income for the Fund, seeking
opportunities while monitoring changes in interest rates,
currency exchange rates and credit risk. We seek to manage
the Fund’s exposure to various currencies and may use
currency forward contracts.
Top 10 Countries
12/31/20
a
% of Total
Net Assets
a a
South Korea 19.5%
Chile 8.0%
Argentina 7.8%
India 7.6%
Senegal 4.7%
Indonesia 4.7%
Dominican Republic 4.0%
United States 3.7%
Colombia 3.3%
Thailand 3.1%

Templeton Emerging Markets Income Fund

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Annual Report
Manager’s Discussion
During the reporting period, the team actively pursued
select duration exposures in emerging market countries
that offered positive real yields, favoring countries that have solid underlying fundamentals, strong domestic drivers, and
prudent fiscal and monetary policies. The team generally
preferred the intermediate to short-term ranges of local-
currency yield curves, based on attractive risk-adjusted
returns in those segments, and its broad strategy of avoiding interest-rate risks given its expectations for rising rates.
The team maintained largely unhedged exposure to local-
currency markets to capture higher levels of income from
local-currency bonds.
Several emerging markets continued to offer significantly
higher yields than much of the global fixed income markets
around the world. The strategy entered the reporting period
in a de-risked state as the investment team saw elevated
global financial market risks that it believed were significantly underappreciated by markets. While the team was not
explicitly anticipating the COVID-19 crisis, it was concerned that overvalued risk assets were vulnerable to a geopolitical, economic or financial market shock. The team adjusted the
risk-sizing of various positions and hedged various areas
of local-currency emerging market beta risk through proxy
hedges (net-negative Australian dollar) and direct hedges
(South Korean won, Mexican peso and Brazilian real). The
strategy continued to focus on value and attractive levels of yield in local-currency bonds in specific emerging markets,
such as Brazil, Mexico, Colombia, Indonesia, India and
Ghana. The strategy exited its negative duration exposure to
USTs in the first quarter. The strategy held various sovereign credit exposures but generally continued to prefer the
valuations in specific local-currency markets over the more
fully valued credit markets. During the period, the team used forward currency exchange contracts to actively manage
currencies, and used interest-rate swaps to tactically
manage duration exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by overall credit exposures. Interest-rate strategies contributed to
absolute results. Among currencies, positions in Latin
America (the Argentine peso and Brazilian real) detracted
from absolute performance, as did the Fund’s net-negative
position in the Australian dollar. However, the Fund’s net-
positive position in the Japanese yen contributed to absolute performance. Credit exposures in Latin America and Africa
detracted from absolute performance. The Fund maintained
low overall portfolio duration while holding duration
exposures in select emerging markets. Select duration
exposures in Latin America (Argentina) and Asia ex-Japan
(Indonesia) contributed to absolute results.
Thank you for your continued participation in Templeton
Emerging Markets Income Fund. We look forward to serving
your future investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year -6.14% -9.08% -6.14% -9.08%
5-Year +7.01% +12.30% +1.36% +2.35%
10-Year +20.62% +9.70% +1.89% +0.93%
See page for 7 Performance Summary footnotes.

Templeton Emerging Markets Income Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments of countries where the Fund invests. The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to these markets’ smaller size and lesser liquidity and lack of established legal, political, business and social frameworks to sup-
port securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes;
pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. As a nondiversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program
(“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This re-
cordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through
Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of se-
curities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that investors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new.
In the event of systems malfunctions, trading via Bond Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpre-
tation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond
Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Distributions
(1/1/20–12/31/20)
Net Investment
Income
Tax Return
of Capital Total
$0.3742 $0.1964 $0.5706

Templeton Emerging Markets Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $9.95 $10.93 $12.75 $12.17 $12.11 $12.00
Income from investment operations:
Net investment income
b
............. 0.38 0.66 0.83 0.85 0.25 0.77
Net realized and unrealized gains (losses) (0.84) (0.86) (1.76) 0.35 0.21 0.16
Total from investment operations ........ (0.46) (0.20) (0.93) 1.20 0.46 0.93
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.37) (0.78) (0.65) (0.62) (0.13) (0.40)
Net realized gains ................. — — — — (0.03) (0.02)
Tax return of capital ................ (0.20) — (0.24) — (0.24) (0.40)
Total distributions ................... (0.57) (0.78) (0.89) (0.62) (0.40) (0.82)
Net asset value, end of year ........... $8.92 $9.95 $10.93 $12.75 $12.17 $12.11
Market value, end of year
c
............. $7.77 $9.19 $9.62 $11.17 $10.91 $11.03
Total return (based on market value per
share)
d
........................... (9.08)% 3.48% (6.26)% 8.11% 2.57% 19.78%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.17% 1.17% 1.09% 1.09% 1.12%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.06% 1.14%
f
1.05%
f
1.04%
f
1.10%
Net investment income ............... 4.22% 6.20% 7.00% 6.60% 6.22% 6.56%
Supplemental data
Net assets, end of year (000’s) ......... $428,098 $477,471 $524,451 $611,845 $584,135 $581,158
Portfolio turnover rate ................ 56.68% 27.69% 13.69% 13.46% 11.74% 27.98%
a
For the period September 1, 2016 to December 31, 2016.
b
Based on average daily shares outstanding.
c
Based on the last sale on the New York Stock Exchange.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Emerging Markets Income Fund
Statement of Investments, December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 0.6%
Mexico 0.0%
a,b
Corp. GEO SAB de CV, B .......... Household Durables 221,287 $ —
b
South Africa 0.6%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., 144A .... Metals & Mining 48,837 225,354
b
Platinum Group Metals Ltd. ......... Metals & Mining 469,750 2,179,640
2,404,994
Total Common Stocks (Cost $9,933,828) .......................................
2,404,994
Warrants
a a a a a
Warrants 0.0%
†
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Tanzania 0.0%
†
a,b
Swala (PAEM) Ltd. , 1/15/23 ......... Oil, Gas & Consumable Fuels 787,500 58,239
Total Warrants (Cost $18,665) .................................................
58,239
Principal
Amount
*
Convertible Bonds 0.8%
Bermuda 0.0%
†
d,e,f
Digicel Group 0.5 Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 515,066 135,005
South Africa 0.8%
Platinum Group Metals Ltd., Sub. Note,
6.875%, 7/01/22 ................ Metals & Mining 4,000,000 3,240,000
Total Convertible Bonds (Cost $4,092,559) .....................................
3,375,005
Corporate Bonds 3.9%
Bermuda 0.0%
†
d,e
Digicel Group 0.5 Ltd., Senior Note,
144A, PIK, 8%, 4/01/25 .......... Wireless Telecommunication Services 345,434 174,291
Costa Rica 2.8%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,620,160 12,171,980
South Africa 0.1%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 7,655,478 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,467,046 EUR 3,097
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 43,382,407 190,133
193,230
Tanzania 1.0%
a,c,g
Swala (PAEM) Ltd., Senior Note, 144A,
14.5%, 1/15/23 ................ Oil, Gas & Consumable Fuels 13,900,000 4,298,803
Total Corporate Bonds (Cost $60,439,371) ......................................
16,838,304

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.2%
Argentina 7.8%
h,i
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 73,965,885 ARS $ 515,852
Index Linked, 1%, 8/05/21 ........ 43,482,932 ARS 305,937
Index Linked, 1.2%, 3/18/22 ....... 885,993,412 ARS 6,202,079
Index Linked, 1.3%, 9/20/22 ....... 3,498,270 ARS 23,381
Index Linked, 1.4%, 3/25/23 ....... 209,534,241 ARS 1,368,844
Index Linked, 1.5%, 3/25/24 ....... 209,534,248 ARS 1,252,528
Argentina Government Bond ,
i
18.2%, 10/03/21 ................ 216,238,000 ARS 1,247,502
i
16%, 10/17/23 ................. 96,102,000 ARS 306,448
i
15.5%, 10/17/26 ................ 354,647,000 ARS 824,766
Senior Note, 1%, 7/09/29 ......... 2,693,610 1,170,374
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 7,666,974
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 12,665,986
33,550,671
Brazil 0.5%
Brazil Notas do Tesouro Nacional, 10%,
1/01/29 ...................... 8,440,000 BRL 1,964,688
Chile 8.0%
Chile Bonos Tesoreria Pesos ,
4.5%, 2/28/21 ................. 760,000,000 CLP 1,076,391
d
144A, Reg S, 4%, 3/01/23 ........ 17,380,000,000 CLP 26,290,922
2.5%, 3/01/25 ................. 2,530,000,000 CLP 3,745,039
Tesoreria General de LA Republica ,
4.5%, 3/01/21 ................. 2,205,000,000 CLP 3,123,967
34,236,319
Colombia 3.3%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 2,433,000,000 COP 721,085
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 48,983
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 99,945
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 1,167,653
B, 10%, 7/24/24 ................ 4,932,000,000 COP 1,750,853
B, 7.5%, 8/26/26 ............... 16,738,000,000 COP 5,651,610
B, 6%, 4/28/28 ................. 3,627,000,000 COP 1,135,357
B, 7.75%, 9/18/30 .............. 10,016,000,000 COP 3,440,882
14,016,368
Dominican Republic 4.0%
d
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 17,132,500
Ecuador 2.8%
d
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 635,000 408,781
Senior Bond, 144A, 0.5%, 7/31/35 .. 15,723,500 8,588,962
Senior Bond, 144A, 0.5%, 7/31/40 .. 6,119,250 3,136,116
12,133,859
El Salvador 0.6%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 2,524,125

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ethiopia 2.4%
d
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 10,000,000 $ 10,201,700
Ghana 1.8%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 350,000 GHS 60,755
16.5%, 3/22/21 ................ 170,000 GHS 29,171
16.25%, 5/17/21 ................ 8,220,000 GHS 1,407,209
24.5%, 6/21/21 ................ 5,670,000 GHS 1,002,610
24.75%, 7/19/21 ................ 7,080,000 GHS 1,254,973
19.5%, 10/18/21 ................ 5,917,000 GHS 1,023,749
18.75%, 1/24/22 ................ 1,230,000 GHS 211,289
18.25%, 7/25/22 ................ 3,470,000 GHS 593,438
17.6%, 11/28/22 ................ 670,000 GHS 112,841
16.5%, 2/06/23 ................ 6,750,000 GHS 1,111,172
19%, 9/18/23 .................. 690,000 GHS 116,632
19.75%, 3/25/24 ................ 360,000 GHS 61,727
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 253,091
19%, 11/02/26 ................. 2,930,000 GHS 474,887
7,713,544
India 7.6%
India Government Bond ,
8.35%, 5/14/22 ................ 20,200,000 INR 293,395
8.83%, 11/25/23 ................ 90,800,000 INR 1,392,735
7.26%, 1/14/29 ................ 1,153,000,000 INR 17,155,847
Senior Note, 5.77%, 8/03/30 ...... 1,010,000,000 INR 13,745,117
32,587,094
Indonesia 4.7%
Indonesia Government Bond ,
FR53, 8.25%, 7/15/21 ........... 6,465,000,000 IDR 471,921
FR61, 7%, 5/15/22 .............. 36,905,000,000 IDR 2,737,274
FR63, 5.625%, 5/15/23 .......... 63,268,000,000 IDR 4,655,511
FR46, 9.5%, 7/15/23 ............ 80,000,000,000 IDR 6,377,179
FR39, 11.75%, 8/15/23 .......... 1,780,000,000 IDR 148,592
FR70, 8.375%, 3/15/24 .......... 43,158,000,000 IDR 3,384,169
FR44, 10%, 9/15/24 ............. 1,066,000,000 IDR 88,164
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,321,842
20,184,652
Kenya 1.4%
d
Kenya Government Bond ,
Senior Note, 144A, 6.875%, 6/24/24 . 3,563,000 3,912,209
Senior Note, Reg S, 6.875%, 6/24/24 1,980,000 2,174,060
6,086,269
Mexico 0.6%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 2,000,000 MXN 101,439
M, Senior Note, 7.25%, 12/09/21 ... 12,000,000 MXN 619,543
M, 6.5%, 6/09/22 ............... 15,790,000 MXN 817,829
M, Senior Bond, 8%, 12/07/23 ..... 15,530,000 MXN 857,790
2,396,601

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Senegal 4.7%
d
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 18,330,000 $ 20,248,913
Serbia 0.4%
d
Serbia Government Bond, Senior Note,
144A, 7.25%, 9/28/21 ............ 1,510,000 1,583,171
South Korea 19.5%
Korea Treasury Bond ,
1.875%, 6/10/26 ................ 24,228,000,000 KRW 22,806,478
1.375%, 12/10/29 ............... 67,709,000,000 KRW 60,513,254
83,319,732
Thailand 3.1%
Bank of Thailand ,
Senior Note, 1.32%, 11/25/21 ...... 66,040,000 THB 2,220,303
0.9%, 2/24/22 ................. 201,000,000 THB 6,739,657
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 129,544,000 THB 4,454,651
13,414,611
Total Foreign Government and Agency Securities (Cost $343,713,357) ............
313,294,817
U.S. Government and Agency Securities 3.7%
United States 3.7%
U.S. Treasury Notes, 1.125%, 8/31/21 . 15,850,000 15,958,770
Total U.S. Government and Agency Securities (Cost $15,816,690) .................
15,958,770
Total Long Term Investments (Cost $434,014,470) ...............................
351,930,129
Short Term Investments 17.0%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.3%
Argentina 0.2%
i,j
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
h
Index Linked, 2/26/21 ............ 13,085,586 ARS 90,322
5/21/21 ...................... 53,119,409 ARS 384,664
h
Index Linked, 9/13/21 ............ 28,847,970 ARS 206,645
i,j
Argentina Letras Del Tesoro En Pesos A
Descuento , 3/31/21 ............. 12,582,364 ARS 79,845
761,476
Brazil 4.0%
j
Brazil Letras do Tesouro Nacional ,
10/01/21 ..................... 80,970,000 BRL 15,299,450
1/01/22 ...................... 8,320,000 BRL 1,557,508
16,856,958
Mexico 0.1%
j
Mexico Cetes ,
BI, 1/28/21 .................... 1,634,000 MXN 81,957

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
j
Mexico Cetes, (continued)
BI, 2/25/21 .................... 4,739,200 MXN $ 236,906
BI, 3/25/21 .................... 420,700 MXN 20,962
BI, 4/08/21 .................... 1,100,100 MXN 54,722
BI, 5/06/21 .................... 1,634,000 MXN 81,006
BI, 6/17/21 .................... 1,720,200 MXN 84,890
BI, 10/21/21 ................... 28,100 MXN 1,367
561,810
Total Foreign Government and Agency Securities (Cost $18,099,974) ..............
18,180,244
Industry Shares
Money Market Funds 12.7%
United States 12.7%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 54,497,661 54,497,661
Total Money Market Funds (Cost $54,497,661) ..................................
54,497,661
a a a a a
Total Short Term Investments (Cost $72,597,635 ) ................................
72,677,905
a a a
a
Total Investments (Cost $506,612,105) 99.2% ...................................
$424,608,034
Other Assets, less Liabilities 0.8% .............................................
3,490,133
Net Assets 100.0% ...........................................................
$428,098,167
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $96,929,339, representing 22.6% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
See Note 7 regarding credit risk and defaulted securities.
h
Redemption price at maturity is adjusted for inflation. See Note 1(f).
i
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
j
The security was issued on a discount basis with no stated coupon rate.
k
See Note 3(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Buy 6,690,000 1,296,512 1/04/21 $ — $ (8,487)
Brazilian Real ...... CITI Sell 6,690,000 1,154,682 1/04/21 — (133,342)
Brazilian Real ...... HSBK Buy 43,269,882 8,367,474 1/05/21 — (36,731)
Brazilian Real ...... HSBK Sell 43,269,882 7,471,919 1/05/21 — (858,825)

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... JPHQ Sell 5,100,792 388,976,184 JPY 1/13/21 $ — $ (165,498)
Japanese Yen ...... JPHQ Sell 286,721,479 3,650,000 AUD 1/13/21 37,262 —
Chinese Yuan ...... CITI Buy 51,389,220 7,862,211 1/19/21 32,911 —
Chinese Yuan ...... HSBK Buy 55,642,500 8,511,021 1/19/21 37,549 —
Brazilian Real ...... CITI Sell 54,656,082 10,124,496 2/02/21 — (396,729)
Brazilian Real ...... HSBK Buy 13,488,100 2,618,625 2/02/21 — (22,184)
Brazilian Real ...... HSBK Sell 49,309,682 9,134,637 2/02/21 — (357,414)
Brazilian Real ...... JPHQ Sell 4,609,778 852,668 2/02/21 — (34,708)
Indian Rupee ...... CITI Buy 132,046,400 1,780,921 2/08/21 20,827 —
Indian Rupee ...... JPHQ Buy 181,168,300 2,443,373 2/08/21 28,634 —
Indian Rupee ...... HSBK Buy 212,976,200 2,871,518 2/09/21 34,206 —
Thai Baht ......... DBAB Buy 200,820,000 6,669,545 2/12/21 31,976 —
Thai Baht ......... DBAB Sell 200,820,000 6,593,991 2/12/21 — (107,530)
Indian Rupee ...... HSBK Buy 203,252,689 2,745,990 2/16/21 25,090 —
Chilean Peso ...... BAST Buy 15,596,759,667 21,102,224 2/18/21 849,186 —
Chilean Peso ...... BAST Sell 15,596,759,667 20,285,829 2/18/21 — (1,665,581)
Chinese Yuan ...... JPHQ Buy 38,659,970 5,902,394 2/18/21 25,349 —
Australian Dollar .... JPHQ Sell 12,863,375 979,961,505 JPY 2/22/21 — (427,482)
Japanese Yen ...... HSBK Buy 270,613,000 2,574,937 2/22/21 47,328 —
Australian Dollar .... CITI Sell 4,895,964 371,050,450 JPY 2/25/21 — (181,422)
Australian Dollar .... JPHQ Sell 1,837,625 139,280,937 JPY 2/25/21 — (67,969)
Australian Dollar .... CITI Sell 4,909,036 371,995,921 JPY 2/26/21 — (182,332)
Japanese Yen ...... CITI Buy 1,536,177,700 14,558,580 2/26/21 327,690 —
Japanese Yen ...... JPHQ Buy 787,358,900 7,438,589 2/26/21 191,281 —
Chilean Peso ...... BAST Buy 213,476,833 288,389 3/01/21 12,078 —
Chilean Peso ...... BAST Sell 213,476,833 278,527 3/01/21 — (21,940)
Chilean Peso ...... BAST Buy 1,804,702,613 2,429,365 3/04/21 110,768 —
Chilean Peso ...... BAST Sell 1,804,702,613 2,391,918 3/04/21 — (148,215)
Indian Rupee ...... CITI Buy 176,517,700 2,374,560 3/08/21 27,043 —
Indian Rupee ...... JPHQ Buy 181,681,200 2,443,370 3/08/21 28,485 —
Japanese Yen ...... JPHQ Buy 55,883,610 526,484 3/08/21 15,111 —
Mexican Peso ...... CITI Sell 5,847,000 267,359 3/08/21 — (24,607)
Indian Rupee ...... HSBK Buy 213,572,010 2,871,518 3/09/21 33,891 —
Indian Rupee ...... JPHQ Buy 235,005,000 3,161,006 3/09/21 35,975 —
Australian Dollar .... CITI Sell 1,753,000 134,095,209 JPY 3/10/21 — (52,861)
Australian Dollar .... HSBK Sell 4,685,013 360,881,866 JPY 3/11/21 — (116,992)
Mexican Peso ...... CITI Sell 1,586,000 70,427 3/11/21 — (8,741)
Chinese Yuan ...... JPHQ Buy 77,431,540 11,803,368 3/15/21 49,341 —
Indian Rupee ...... CITI Buy 163,532,087 2,203,640 3/15/21 19,493 —
Indian Rupee ...... HSBK Buy 203,252,689 2,738,406 3/15/21 24,707 —
Russian Ruble ..... DBAB Buy 253,328,200 3,437,000 3/15/21 — (40,308)
Chinese Yuan ...... HSBK Buy 27,922,100 4,255,509 3/16/21 18,318 —
Australian Dollar .... HSBK Sell 3,130,000 240,355,830 JPY 3/17/21 — (85,287)
Chilean Peso ...... BAST Buy 592,847,531 800,940 3/18/21 33,561 —
Chilean Peso ...... BAST Sell 592,847,531 763,241 3/18/21 — (71,259)
South Korean Won .. DBAB Buy 20,750,000,000 19,182,768 3/18/21 — (111,796)
South Korean Won .. DBAB Sell 20,750,000,000 17,578,042 3/18/21 — (1,492,930)
Japanese Yen ...... JPHQ Buy 529,960,262 5,137,738 3/22/21 — (648)
Japanese Yen ...... BNDP Buy 470,934,275 4,498,064 3/24/21 66,993 —
Japanese Yen ...... HSBK Buy 1,099,961,580 10,535,223 3/24/21 127,384 —
Japanese Yen ...... JPHQ Buy 529,960,253 5,091,146 3/24/21 46,087 —
Thai Baht ......... DBAB Buy 103,890,000 3,468,087 4/09/21 — (2,943)
Thai Baht ......... DBAB Sell 103,890,000 3,158,423 4/09/21 — (306,721)
Thai Baht ......... DBAB Buy 98,220,000 3,278,809 4/12/21 — (2,901)
Thai Baht ......... DBAB Sell 98,220,000 2,988,590 4/12/21 — (287,318)
Australian Dollar .... HSBK Sell 4,684,987 354,688,653 JPY 4/13/21 — (176,238)
Australian Dollar .... JPHQ Sell 12,256,032 930,465,129 JPY 4/13/21 — (435,913)

Templeton Emerging Markets Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 32 .
See Note 11 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... HSBK Buy 23,595,850 224,494 4/20/21 $ 4,317 $ —
Japanese Yen ...... JPHQ Buy 193,258,450 1,852,350 4/23/21 21,766 —
Japanese Yen ...... CITI Buy 135,027,415 1,297,311 4/30/21 12,229 —
South Korean Won .. DBAB Buy 25,843,970,000 23,893,099 5/18/21 — (145,488)
South Korean Won .. DBAB Sell 25,843,970,000 23,295,448 5/18/21 — (452,163)
South Korean Won .. SCNY Buy 25,376,000,000 23,289,280 5/18/21 28,320 —
South Korean Won .. SCNY Sell 25,376,000,000 22,894,262 5/18/21 — (423,338)
Chilean Peso ...... BAST Buy 676,690,253 912,724 6/07/21 40,149 —
Chilean Peso ...... BAST Sell 676,690,253 880,992 6/07/21 — (71,882)
Russian Ruble ..... JPHQ Buy 55,906,100 742,644 6/07/21 177 —
Russian Ruble ..... MSCO Buy 769,761,600 10,192,548 6/07/21 35,224 —
Chilean Peso ...... BAST Buy 676,860,053 910,310 6/08/21 42,807 —
Chilean Peso ...... BAST Sell 676,860,053 874,383 6/08/21 — (78,734)
Indian Rupee ...... CITI Buy 133,916,300 1,780,920 6/08/21 19,959 —
Indian Rupee ...... CITI Buy 78,859,400 1,048,105 6/09/21 12,240 —
Russian Ruble ..... JPHQ Buy 103,395,800 1,386,743 6/09/21 — (13,237)
Japanese Yen ...... HSBK Buy 484,179,747 4,663,646 6/15/21 34,848 —
Japanese Yen ...... JPHQ Buy 854,242,870 8,233,269 6/15/21 56,327 —
Russian Ruble ..... DBAB Buy 160,802,800 2,157,066 6/15/21 — (22,402)
Chinese Yuan ...... HSBK Buy 28,084,670 4,255,511 6/16/21 18,549 —
Egyptian Pound .... HSBK Buy 100,635,000 6,151,284 6/16/21 — (15,646)
Indian Rupee ...... CITI Buy 110,181,975 1,468,564 6/16/21 11,574 —
Indian Rupee ...... HSBK Buy 143,236,567 1,909,566 6/16/21 14,613 —
Japanese Yen ...... HSBK Buy 465,744,000 4,499,942 6/18/21 19,824 —
Japanese Yen ...... BNDP Buy 470,934,275 4,570,513 6/22/21 — (146)
Australian Dollar .... JPHQ Sell 5,100,796 388,099,176 JPY 7/13/21 — (170,704)
Russian Ruble ..... JPHQ Buy 73,689,700 969,703 9/08/21 — (919)
Russian Ruble ..... MSCO Buy 476,641,100 6,272,336 9/08/21 — (6,026)
Russian Ruble ..... JPHQ Buy 103,395,700 1,373,880 9/09/21 — (14,712)
Russian Ruble ..... DBAB Buy 162,345,100 2,157,066 9/14/21 — (24,221)
Japanese Yen ...... JPHQ Buy 315,307,255 3,074,339 9/21/21 — (10,664)
Japanese Yen ...... MSCO Buy 620,000,000 6,010,431 9/21/21 13,783 —
Egyptian Pound .... HSBK Buy 104,319,000 6,265,405 9/22/21 — (53,806)
Russian Ruble ..... DBAB Buy 242,426,000 3,194,810 12/15/21 — (43,451)
Total Forward Exchange Contracts ................................................... $2,725,230 $(9,581,391)
Net unrealized appreciation (depreciation) ............................................ $(6,856,161)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $452,114,444
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 54,497,661
Value - Unaffiliated issuers .................................................................. $370,110,373
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 54,497,661
Cash .................................................................................... 100,666
Restricted currency, at value (cost $2,649) (Note
1 d
) ................................................ 2,615
Foreign currency, at value (cost $177,331) ........................................................ 178,944
Receivables:
Dividends and interest ..................................................................... 4,139,922
Deposits with brokers for:
OTC derivative contracts .................................................................. 7,120,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,725,230
Total assets .......................................................................... 438,875,411
Liabilities:
Payables:
Investment securities purchased .............................................................. 119,661
Management fees ......................................................................... 356,746
Unrealized depreciation on OTC forward exchange contracts .......................................... 9,581,391
Deferred tax ............................................................................... 337,380
Accrued expenses and other liabilities ........................................................... 382,066
Total liabilities ......................................................................... 10,777,244
Net assets, at value ................................................................. $428,098,167
Net assets consist of:
Paid-in capital ............................................................................. $625,713,570
Total distributable earnings (losses) ............................................................. (19 7,615,403)
Net assets, at value ................................................................. $428,098,167
Shares outstanding ......................................................................... 47,998,418
Net asset value per share .................................................................... $8.92

Templeton Emerging Markets Income Fund
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Emerging
Markets Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 c ) ............................................................. $250,104
Interest: (net of foreign taxes of $513,667)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 2,184,826
Paid in cash
a
........................................................................... 20,914,050
Total investment income ................................................................... 23,348,980
Expenses:
Management fees (Note 3 a ) ................................................................... 4,362,233
Transfer agent fees ......................................................................... 109,198
Custodian fees (Note 4 ) ...................................................................... 100,587
Reports to shareholders ...................................................................... 44,768
Registration and filing fees .................................................................... 48,360
Professional fees ........................................................................... 148,835
Trustees' fees and expenses .................................................................. 72,834
Other .................................................................................... 225,438
Total expenses ......................................................................... 5,112,253
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (156,645)
Net expenses ......................................................................... 4,955,608
Net investment income ................................................................ 18,393,372
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $393,403)
Unaffiliated issuers ...................................................................... (49,293,302)
Foreign currency transactions ................................................................ (708,009)
Forward exchange contracts ................................................................. (10,486,038)
Swap contracts ........................................................................... (6,378,671)
Net realized gain (loss) .................................................................. (66,866,020)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 25,933,275
Translation of other assets and liabilities denominated in foreign currencies .............................. 59,091
Forward exchange contracts ................................................................. (3,320,232)
Swap contracts ........................................................................... 3,772,792
Change in deferred taxes on unrealized appreciation ............................................... 42,332
Net change in unrealized appreciation (depreciation) ............................................ 26,487,258
Net realized and unrealized gain (loss) ............................................................ (40,378,762)
Net increase (decrease) in net assets resulting from operations .......................................... $(21,985,390)
a
Includes amortization of premium and accretion of discount.

Templeton Emerging Markets Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Income Fund
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $18,393,372 $31,550,001
Net realized gain (loss) ................................................. (66,866,020) (10,734,734)
Net change in unrealized appreciation (depreciation) ........................... 26,487,258 (30,255,161)
Net increase (decrease) in net assets resulting from operations ................ (21,985,390) (9,439,894)
Distributions to shareholders .............................................. (17,959,401) (37,539,564)
Distributions to shareholders from tax return of capital ........................... (9,428,497) —
Total distributions to shareholders .......................................... (27,387,898) (37,539,564)
Net increase (decrease) in net assets ................................... (49,373,288) (46,979,458)
Net assets:
Beginning of year ....................................................... 477,471,455 524,450,913
End of year ........................................................... $428,098,167 $477,471,455

Templeton Emerging Markets Income Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
See Note 11 regarding other derivative information.
d. Restricted Currency
At December 31, 2020, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended
December 31, 2020 and December 31, 2019 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 610,500 shares. During the years ended December 31, 2020 and December 31, 2019, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2020, there were no credits earned.
Annualized Fee Rate Net Assets
1.000% Up to and including $1 billion
0.980% Over $1 billion, up to and including $5 billion
0.960% Over $5 billion, up to and including $10 billion
0.940% Over $10 billion, up to and including $15 billion
0.920% Over $15 billion, up to and including $20 billion
0.900% In excess of $20 billion
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
$95,945,647 $172,472,127 $(213,920,113) $— $— $54,497,661 54,497,661 $250,104
Total Affiliated Securities .... $95,945,647 $172,472,127 $(213,920,113) $— $— $54,497,661 $250,104
3. Transactions with Affiliates
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $14,175,637.
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$246,475,828 and $203,064,474, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2020, the Fund had 35.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,768,867
Long term ................................................................................ 61,651,509
Total capital loss carryforwards ............................................................... $64,420,376
2020 2019
Distributions paid from:
Ordinary income .......................................................... $17,959,401 $37,539,564
Return of capital ........................................................... 9,428,497 —
$27,387,898 $37,539,564
Cost of investments .......................................................................... $536,129,054
Unrealized appreciation ........................................................................ $36,376,498
Unrealized depreciation ........................................................................ (154,753,679)
Net unrealized appreciation (depreciation) .......................................................... $(118,377,181)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2020, the value of this security was $4,298,803, representing 1.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2020, the Fund had 3.0% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 – 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 – 2/01/17 119,550 —
12,620,160
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,620,160 12,171,980
13,900,000
b
Swala (PAEM) Ltd., Senior Note, 144A, 14.5%, 1/15/23 12/06/19 13,900,000 4,298,803
Total Restricted Securities (Value is 3.85% of Net Assets) ............. $27,178,657 $16,470,783
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,098 as of December 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $58,239 as of December 31, 2020.
7. Credit Risk and Defaulted Securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
11. Other Derivative Information
At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of swap contracts represented $3,823,077.
The average month end contract value of forward exchange contracts was $294,623,591.
At December 31, 2020, OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Income Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,725,230 Unrealized depreciation on OTC
forward exchange contracts
$ 9,581,391
Total .................... $2,725,230 $9,581,391
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Templeton Emerging Markets Income Fund
Interest rate contracts .......
Swap contracts $(6,378,671) Swap contracts $3,772,792
Foreign exchange contracts ..
Forward exchange contracts (10,486,038) Forward exchange contracts (3,320,232)
Total .................... $(16,864,709) $452,560
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Templeton Emerging Markets Income Fund
Forward exchange contracts ............................. $ 2,725,230 $ 9,581,391
Total ............................................. $2,725,230 $9,581,391
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Templeton Emerging Markets Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BAST .................... $1,088,549 $(1,088,549) $— $— $—
BNDP ................... 66,993 (146) — — 66,847
CITI ..................... 483,966 (483,966) — — —
DBAB ................... 31,975 (31,975) — — —
HSBK ................... 440,624 (440,624) — — —
JPHQ ................... 535,795 (535,795) — — —
MSCO ................... 49,008 (6,026) — — 42,982
SCNY ................... 28,320 (28,320) — — —
Total ................... $2,725,230 $(2,615,401) $ — $— $109,829
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Emerging Markets Income Fund
Counterparty
BAST .................... $2,057,609 $(1,088,549) $— $(969,060) $—
BNDP ................... 146 (146) — — —
CITI ..................... 988,522 (483,966) — (504,556) —
DBAB ................... 3,040,172 (31,975) — (3,008,197) —
HSBK ................... 1,723,121 (440,624) — (1,190,000) 92,497
JPHQ ................... 1,342,456 (535,795) — (710,000) 96,661
MSCO ................... 6,026 (6,026) — — —
SCNY ................... 423,339 (28,320) — (395,019) —
Total ................... $9,581,391 $(2,615,401) $— $(6,776,832) $189,158
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
See Note 1 ( c ) regarding derivative financial instruments.
See Abbreviations on page 32 .
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico .............................. $ — $ — $ —
a
$ —
South Africa .......................... 2,404,994 — —
a
2,404,994
Warrants .............................. — — 58,239
a
58,239
Convertible Bonds ....................... — 3,375,005 — 3,375,005
Corporate Bonds :
Bermuda ............................ — 174,291 — 174,291
Costa Rica ........................... — — 12,171,980 12,171,980
South Africa .......................... — — 193,230
a
193,230
Tanzania ............................. — — 4,298,803 4,298,803
Foreign Government and Agency Securities :
Argentina ............................ — 21,503,334 12,047,337 33,550,671
Brazil ............................... — 1,964,688 — 1,964,688
Chile ................................ — 34,236,319 — 34,236,319
Colombia ............................ — 14,016,368 — 14,016,368
Dominican Republic .................... — 17,132,500 — 17,132,500
Ecuador ............................. — 12,133,859 — 12,133,859
El Salvador ........................... — 2,524,125 — 2,524,125
Ethiopia ............................. — 10,201,700 — 10,201,700
Ghana .............................. — 7,713,544 — 7,713,544
India ................................ — 32,587,094 — 32,587,094
Indonesia ............................ — 20,184,652 — 20,184,652
Kenya ............................... — 6,086,269 — 6,086,269
Mexico .............................. — 2,396,601 — 2,396,601
Senegal ............................. — 20,248,913 — 20,248,913
Serbia .............................. — 1,583,171 — 1,583,171
South Korea .......................... — 83,319,732 — 83,319,732
11. Other Derivative Information
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Thailand ............................. $ — $ 13,414,611 $ — $ 13,414,611
U.S. Government and Agency Securities ....... — 15,958,770 — 15,958,770
Short Term Investments ................... 54,497,661 17,418,768 761,476 72,677,905
Total Investments in Securities ........... $56,902,655 $338,174,314 $29,531,065 $424,608,034
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,725,230 $ — $ 2,725,230
Restricted Currency (ARS) ................. — — 2,615 2,615
Total Other Financial Instruments ......... $— $2,725,230 $2,615 $2,727,845
Receivables:
Interest (ARS) ........................... $— $— $202,372 $202,372
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 9,581,391 — 9,581,391
Total Other Financial Instruments ......... $— $9,581,391 $— $9,581,391
Payables:
Investment Securities Purchased (ARS) ....... $— $— $119,661 $119,661
Deferred Tax(ARS) ....................... $— $— $1,730 $1,730
a
Includes securities determined to have no value at December 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
Mexico ........... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
South Africa ....... 181,925
c
— — — — — — (181,925) —
c
(181,925)
Warrants :
Mexico ........... —
c
— — — — — — — —
c
—
Tanzania ......... 58,542 — — — — — — (303) 58,239 (303)
Corporate Bonds :
Costa Rica ........ 13,255,857 — (257,760) — — (246,240) — (579,877) 12,171,980 (579,877)
South Africa ....... 180,815
c
21,423 — 6,411 — 533,290 — (548,709) 193,230
c
(548,709)
Tanzania ......... 6,950,000 — — — — — — (2,651,197) 4,298,803 (2,651,197)
Foreign Government and
Agency Securities :
Argentina ......... 6,923,064 8,317,381 (1,882,585) 501,317 — 20,307 (2,913,225) 1,081,078 12,047,337 (1,678,975)
Short Term Investments . 642,044 778,442 (400,818) — — (52,968) (154,811) (50,413) 761,476 20,463
Total Investments in Securities . $28,192,247 $9,117,246 $(2,541,163) $507,728 $— 254,389 (3,068,036) (2,931,346) $29,531,065 $(5,620,523)
12. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund (continued)
Assets:
Other Financial Instruments:
Restricted Currency (ARS)
$1,555,282 $4,882,270 $(6,118,712) $— $— $— $(475,151) $158,926 $2,615 $(34)
Receivables:
Interest (ARS) ......
$327,385 $2,489,488 $(2,367,372) $— $— $— $(268,938) $21,809 $202,372 $6,712
Liabilities:
Payables:
Deferred Tax (ARS) ....
$3,311 $— $— $— $— $— $— $(1,581) $1,730 $(1,581)
Investment Securities
Purchased (ARS) ......
$— $119,661 $— $— $— $— $— $— $119,661 $—
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Tanzania
........
$4,298,803 Discounted cash flow Discount rate 10.0% Decrease
b
Costa Rica
.......
12,171,980 Discounted cash flow Discount rate
(
c
)
8.7% Decrease
d
Foreign Government and
Agency Securities:
Argentina
........
12,047,337 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
d
Short Term Investments:
Argentina
........
761,476 Market comparables Implied foreign
exchange rate
143.8 ARS/USD Decrease
b
All Other
........
456,456
e,f
Liabilities:
All Other
............
121,391
f
Total
...............
$29,614,661
12. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at December, 31 2020.
f
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
12. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
THB
Thai Baht
USD
United States Dollar

Templeton Emerging Markets Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Emerging Markets Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Emerging Markets Income Fund (the "Fund") as of December 31, 2020, the related statement of operations for the year ended
December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Emerging Markets Income Fund
Tax Information (unaudited)

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Annual Report
At December 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the first distribution in 2021, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Emerging Markets Income Fund

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Annual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Summary of Updated Informat i on Regarding the Fund
Agreement and Declaration of Trust and By-Laws
On January 21, 2021, the Fund’s Board approved changes
to the Fund’s Agreement and Declaration of Trust (the
“Declaration of Trust”) and the Fund’s By-Laws (the “By-
Laws” and, together with the Declaration of Trust, the
“Governing Instruments”), which were immediately effective.
The Declaration of Trust was amended to provide as follows:
- To qualify for nomination and service as a Trustee,
individuals must meet certain additional qualifications,
including that individuals may be disqualified if they engaged in disabling conduct outlined in the Declaration of Trust.
- Individuals that are associated with other investment
vehicles and investment advisers may not be eligible for
nomination and service as a Trustee if the Board finds that
such associations have conflicts of interest with the long-
term best interests of the Fund, impede the ability of the
nominee to perform, or impede the free-flow of information
from management.
- Individuals that are acting in concert with control persons of investment companies in violation of Section 12(d)(1) of the
1940 Act shall be disqualified from nomination and service
as a Trustee.
- Only the Board may amend the By-Laws.
- The Trustees shall be subject to the fiduciary duties and the business judgment rule under Delaware Corporate Law and
the appointment, designation or identification of a Trustee
as the Chair of the Board, a member or chair of a committee
of the Trustees, an expert on any topic or in any area, or the lead independent Trustee, or any other special appointment,
designation or identification of a Trustee does not affect this standard.
- Unless otherwise expressly provided in the Declaration
of Trust or required by federal law, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the shareholders.
The By-Laws were amended to provide as follows:
- Only the Board may amend the By-Laws.
- Shareholder proponents must provide proof of Fund
holdings when notice of a proposal is received by the
secretary of the Trust.
- Notice from a shareholder proponent with respect to a
Trustee nominee must also include an indication of whether
such nominee is or will be an “interested person” of the Trust and the consent of the person to be named as nominee.
Such notice must also provide the nominee information
for any proposed substitute nominee in the event that a
proposed nominee is unwilling or unable to serve, including
by reason of any disqualification.
- A Trustee questionnaire and any supplemental information
reasonably requested by the Trust must be completed,
executed and returned to the Trust within 5 business days of receipt.
- For purposes of disclosing the number of shares which
are beneficially owned by a proponent shareholder, shares
“beneficially owned” shall have the meaning in Rules

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Important Information to Shareholders

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Annual Report
13d-3 and 13d-5 under the Exchange Act (i.e., possessing
investment or voting discretion) and include shares the
shareholder has the right to acquire pursuant to any
agreement or upon exercise of conversion rights or warrants, or otherwise.
- No shareholder proposal may be brought before an annual
meeting, unless shareholders have power to vote on the
subject matter of the shareholder proposal, whether or not
submitted as a precatory recommendation to the Board.
- If a meeting is postponed or adjourned and a new record
date is set, any proxy received from a shareholder with
respect to the original record date will remain in full force and effect with respect to shares held by the shareholder on the new record date, unless explicitly revoked.
- The chairperson of the Board, or in the absence of the
chairperson of the Board, the president of the Trust, any vice president or other authorized officer of the Trust, may adopt rules for the orderly conduct of shareholder meetings.
- In the event of a vacancy on the Board, the size of the
Board is automatically reduced until the Board increases the size of the Board.
- The Board may require all of its members (including
nominees) to agree in writing as to matters of corporate
governance, business ethics and confidentiality, including a background check.
- The Board or the shareholders may ratify any act,
omission, failure to act or determination made not to act by the Trust or its officers to the extent that the Board or the shareholders could have originally authorized the act.
The Declaration of Trust and the By-Laws may be inspected
in their entirety upon request to the Franklin Templeton
Companies, LLC, Attention: Fund Secretary, 300 S.E. 2nd
Street, Fort Lauderdale, FL 33301.
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary
goal of capital appreciation, by investing, under normal
market conditions, at least 80% of its net assets in income-
producing securities of sovereign or sovereign-related
entities and private sector companies in emerging market
countries. For purposes of
the Fund’s 80% policy, income-
producing securities of entities in emerging markets include derivative instruments or other investments that have economic characteristics similar to such securities.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least
80% of its net assets in income-producing securities of
sovereign or sovereign-related entities and private sector
companies located or operating in emerging market
countries. “Emerging market countries” include those
countries considered to be developing or emerging by the
International Monetary Fund, the World Bank, the United
Nations, or the countries’ authorities, countries included
in the JPMorgan Emerging Markets Bond Index - Global
(EMBIG) or JPMorgan Government Bond Index - Emerging
Markets Broad (GBI-EM Broad) fixed income indexes, or
countries with a stock market capitalization of less than
3% of the MSCI World Index. Emerging market countries
typically are located in the Asia-Pacific region, Eastern
Europe, the Middle East, Central and South America,
and Africa. Private sector companies in emerging market
countries are (i) companies whose principal securities
trading markets are in emerging market countries, as
defined above, (ii) companies that derive 50% or more of
their total revenue from either goods or services produced
in such emerging market countries or sales made in such
emerging market countries, or (iii) companies organized
under the laws of, and with principal offices in, emerging
market countries. Included among the issuers of emerging
market country debt securities in which the Fund may
invest are entities organized and operated solely for the
purpose of restructuring the investment characteristics of
various securities. The Fund is permitted to invest in a class of structured investments that is either subordinated or
unsubordinated to the right of payment of another class.
The Fund may invest in securities denominated in currencies
other than the U.S. dollar, including currencies of emerging market countries. Securities denominated in currencies
other than the U.S. dollar may include money market
securities, as well as convertible, dividend-paying equity and equity-linked securities. Although the Fund is permitted to
engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to
its holdings of non-dollar denominated securities, the Fund
may be limited in its ability to hedge against these risks. In

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
addition, to limit its risk exposure, the Fund will invest no more than 35% of its total assets in loan participations and loan assignments.
The Fund’s investments in sovereign or sovereign-related
debt obligations will consist of (i) bonds, notes, bills,
debentures or other fixed income or floating rate securities issued or guaranteed by governments, governmental
agencies or instrumentalities, or government owned,
controlled or sponsored entities, including central
banks, located in emerging market countries (including
participations in and assignments of portions of loans
between governments and financial institutions), including
warrants for any such obligations, (ii) debt obligations
issued by entities organized and operated for the
purpose of restructuring the investment characteristics of
instruments issued by any of the entities described above,
including indexed or currency linked securities, and (iii)
debt obligations issued by supranational organizations
such as the Asian Development Bank, the Inter-American
Development Bank, and the Corporacion Andina de
Fomento, among others. Such obligations may be issued in
either registered or bearer form.
The Fund’s investment in debt obligations of private sector
companies in emerging market countries will take the form
of bond notes, bills, debentures, convertible securities,
warrants, indexed or currency-linked securities, bank debt
obligations, short-term paper, loan participations, loan
assignments and interests issued by entities organized and
operated for the purpose of restructuring the investment
characteristics of instruments issued by emerging market
country issuers. Dollar-denominated emerging market
country debt securities held by the Fund will generally be
listed but not traded on a securities exchange, and non-
dollardenominated securities held by the Fund may or may
not be listed or traded on a securities exchange. The Fund
will not be subject to any restrictions on the maturities of the emerging market country debt securities it holds: those
maturities may range from overnight to more than 30 years.
The Fund may purchase credit-linked notes. Credit-linked
notes are intended to replicate the economic effects that
would apply had the Fund directly purchased the underlying
reference asset.
The Fund may invest without limitation in illiquid securities, for which there is a limited trading market and for which
a low trading volume of a particular security may result
in abrupt and erratic price movements. In addition, the
investment manager may engage in short-term trading in
the Fund’s portfolio when it believes it is consistent with
the Fund’s investment objectives. As a result of the Fund’s
investment policies, under certain market conditions, its
portfolio turnover rate may be higher than that of other
investment companies, and may be as high as 300%.
For purposes of pursuing its investment goals, the Fund
regularly enters into various currency related transactions
involving derivative instruments, principally currency and
cross currency forwards, but it may also use currency and
currency index futures contracts and currency options.
The Fund maintains extensive positions in currency
related derivative instruments as a hedging technique or
to implement a currency investment strategy, which could
expose a large amount of the Fund’s assets to obligations
under these instruments. The results of such transactions
may represent, from time to time, a large component of
the Fund’s investment returns. The use of these derivative
transactions may allow the Fund to obtain net long or net
negative (short) exposure to selected currencies. The Fund
also may enter into various other transactions involving
derivatives from time to time, including interest rate/bond
futures contracts (including those on government securities)
and swap agreements (which may include credit default
swaps, currency swaps and interest rate swaps). The use
of these derivative transactions may allow the Fund to
obtain net long or net short exposures to selected interest
rates, countries, duration or credit risks, or may be used for hedging purposes.
The Fund may use fixed income total return swaps in an
amount up to 25% of the Fund’s net assets as measured
by notional value and consistent with the Fund’s investment
goal. The Fund may enter into interest rate swap contracts
to hedge the risk of changes in interest rates. The Fund
may use inflation index swaps to the extent consistent
with the Fund’s investment goal. The Fund may invest in
credit default swaps for hedging purposes, and also for
efficient portfolio management and to broaden investment
opportunities. Generally, the Fund may purchase and
write (sell) both put and call options on swap agreements,
commonly known as swaptions, although currently the Fund
only intends to purchase options on interest rate swaps. The
Fund may buy options on interest rate swaps to help hedge
the Fund’s risk of potentially rising interest rates. The Fund may purchase and sell financial futures contracts. The Fund
may also buy and sell index futures contracts with respect
to any securities index traded on a recognized securities

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
exchange or board of trade. The Fund may write (i.e., sell)
covered put and call options and purchase put and call
options on securities or securities indices that are traded
on United States and foreign exchanges or in the over-the-
counter markets. The Fund may write a call or put option
only if the option is "covered.”
The Fund may invest in derivatives in order to manage risk
or gain exposure to various other investments or markets.
The Fund may lend to broker-dealers portfolio securities
with an aggregate market value of up to onethird of its total assets. The Fund may purchase securities on a when-
issued or delayed delivery basis. The Fund may invest in
investment funds, other than those for which the investment
manager serves as investment adviser or sponsor, which
invest principally in securities in which the Fund is authorized to invest.
The Fund may invest in senior secured corporate loans that
pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund may invest
its uninvested cash balances in affiliated Franklin Templeton money market funds.
A call option gives the purchaser of the option, upon
payment of a premium, the right to buy, and the seller the
obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the
option, upon payment of a premium, the right to sell, and
the seller of the option the obligation to buy, the underlying instrument at the exercise price. For example, when the
investment manager expects the price of a currency to
decline in value, the Fund may purchase put options that are expected to increase in value as the price of the currency
declines to hedge against such anticipated decline in value.
The Fund may invest in China Interbank bonds traded on
the China Interbank Bond Market through the China – Hong
Kong Bond Connect program. The Fund may invest in China
Interbank bonds traded on the China Interbank Bond Market
(“CIBM”) through the China – Hong Kong Bond Connect
program (“Bond Connect”). In China, the Hong Kong
Monetary Authority Central Money Markets Unit holds Bond
Connect securities on behalf of ultimate investors (such
as the Fund) in accounts maintained with a China-based
custodian (either the China Central Depository & Clearing
Co. or the Shanghai Clearing House). This recordkeeping
system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights
as a bondholder and the risks of settlement delays and
counterparty default of the Hong Kong sub-custodian. In
addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China
have limited experience in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of
both Hong Kong and China and is not available on trading
holidays in Hong Kong. As a result, prices of securities
purchased through Bond Connect may fluctuate at times
when a Fund is unable to add to or exit its position.
Securities offered through Bond Connect may lose their
eligibility for trading through the program at any time. If Bond
Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased
through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong
and China and there can be no assurance that further
regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations.
Bond Connect trades are settled in Chinese currency, the
renminbi (“RMB”). It cannot be guaranteed that investors
will have timely access to a reliable supply of RMB in Hong
Kong. Bond Connect is relatively new and its effects on the
Chinese interbank bond market are uncertain. In addition,
the trading, settlement and information technology systems
required for non-Chinese investors in Bond Connect
are relatively new. In the event of systems malfunctions,
trading via Bond Connect could be disrupted. In addition,
the Bond Connect program may be subject to further
interpretation and guidance. There can be no assurance
as to the program’s continued existence or whether future
developments regarding the program may restrict or
adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in
unexpected tax liabilities for a Fund.
The Fund is a “non-diversified” fund, which means it
generally invests a greater portion of its assets in the
securities of one or more issuers and invests overall in a
smaller number of issuers than a diversified fund.
In addition, for temporary defensive purposes, the Fund
may invest less than 80% of its assets in emerging market
country debt obligations.

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries
may be less stable and more volatile than those in the U.S.
or a country (including the U.S.) may be subject to trading
restrictions or economic sanctions imposed by another
company; (ii) trading practices – e.g., there may be less
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers than in
the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and
financial reporting standards and practices as U.S. issuers;
(iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile;
and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.
There are special risks associated with investments in China,
Hong Kong and Taiwan, including exposure to currency
fluctuations, less liquidity, expropriation, confiscatory
taxation, nationalization and exchange control regulations
(including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue
to have, negative effects on the economy and securities
markets of China, Hong Kong and Taiwan. In addition,
investments in Taiwan could be adversely affected by its
political and economic relationship with China. China, Hong
Kong and Taiwan are deemed by the investment manager to
be emerging markets countries, which means an investment
in these countries has more heightened risks than general
foreign investing due to a lack of established legal, political, business and social frameworks in these countries to
support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards
for environmental, social and corporate governance matters
in China, Hong Kong and Taiwan tend to be lower than such
standards in more developed economies.
Trade disputes and the imposition of tariffs on goods and
services can affect the economies of countries in which the
Fund invests, particularly those countries with large export sectors, as well as the global economy. Trade disputes
can result in increased costs of production and reduced
profitability for non-export-dependent companies that rely
on imports to the extent a country engages in retaliatory
tariffs. Trade disputes may also lead to increased currency
exchange rate volatility.
Emerging Market Countries
The Fund’s investments in securities of issuers in emerging
market countries are subject to all of the risks of foreign
investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays
in settling portfolio securities transactions; currency and
capital controls; greater sensitivity to interest rate changes;
pervasiveness of corruption and crime; currency exchange
rate volatility; and inflation, deflation or currency devaluation.
The risks of investing in traditional emerging markets are
magnified in frontier markets countries (which are a subset
of emerging markets countries) because they generally have
smaller economies and less developed capital markets than
in traditional emerging markets.
Frontier Market Countries
Frontier market countries, which are a subset of emerging
market countries, generally have smaller economies
and even less developed capital markets than traditional
emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market
countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets;
government ownership or control of parts of private sector
and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and
other protectionist measures imposed or negotiated by the
countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Stock prices tend to go up and down more dramatically than
those of debt securities. A slower-growth or recessionary
economic environment could have an adverse effect on the
prices of the various stocks held by the Fund.
Sovereign Debt Securities
Sovereign debt securities are subject to various risks in
addition to those relating to debt securities and foreign
investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to
pay interest and repay principal on its sovereign debt, or
otherwise meet its obligations when due because of cash
flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the
government’s policy towards principal international lenders
such as the International Monetary Fund, or the political
considerations to which the government may be subject.
If a sovereign debtor defaults (or threatens to default) on
its sovereign debt obligations, the indebtedness may be
restructured. Some sovereign debtors have in the past
been able to restructure their debt payments without the
approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt,
the Fund may also have limited legal recourse against the
defaulting government entity.
Currency Management Strategies
Currency management strategies may substantially change
the Fund’s exposure to currency exchange rates and could
result in losses to the Fund if currencies do not perform
as the investment manager expects. In addition, currency
management strategies, to the extent that they reduce the
Fund’s exposure to currency risks, may also reduce the
Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for
purposes other than hedging further increases the Fund’s
exposure to foreign investment losses. Currency markets
generally are not as regulated as securities markets. In
addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Derivative Instruments
The performance of derivative instruments depends
largely on the performance of an underlying instrument,
such as a currency, security, interest rate or index, and
such instruments often have risks similar to the underlying
instrument, in addition to other risks. Derivatives involve
costs and can create economic leverage in the Fund’s
portfolio, which may result in significant volatility and
cause the Fund to participate in losses (as well as gains)
in an amount that significantly exceeds the Fund’s initial
investment. Certain derivatives have the potential for
unlimited loss, regardless of the size of the initial investment.
Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation
between the value of the derivative and the underlying
instrument so that the Fund may not realize the intended
benefits. The successful use of derivatives will usually
depend on the investment manager’s ability to accurately
forecast movements in the market relating to the underlying
instrument. Should a market or markets, or prices of
particular classes of investments move in an unexpected
manner, especially in unusual or extreme market conditions,
the Fund may not achieve the anticipated benefits of the
transaction, and it may realize losses, which could be
significant. If the investment manager is not successful in
using such derivative instruments, the Fund’s performance
may be worse than if the investment manager did not use
such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also
not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would
operate as a hedge, provides no hedging benefits at all.
Non-Diversification

Templeton Emerging Markets Income Fund
Important Information to Shareholders

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Annual Report
Because the Fund is non-diversified, it may be more
sensitive to economic, business, political or other changes
affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
Focus
To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
Please see the Performance Summary section of this report
for additional risk disclosure.

Templeton Emerging Markets Income Fund
Annual Meeting of Shareholders May 28, 2020 (unaudited)

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Income Fund (the “Fund”) was held at the Fund’s offices,
300 S.E. 2nd Street, Fort Lauderdale, Florida, on May 28, 2020. The purpose of the meeting was to elect four Trustees of the
Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2020. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Edith E. Holiday, J. Michael Luttig and Constantine D. Tseretopoulos.*
Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2020. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. The election of four Trustees:
There were no broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2020:
* Ann Torre Bates, Mary C. Choksi, Rupert H. Johnson, Jr., Gregory E. Johnson, David W. Niemiec, Larry D. Thompson and
Robert E. Wade are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual
Meeting of Shareholders.
Term Expiring 2023 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton
..............
33,535,802 69.87% 82.26% 7,230,264 15.06% 17.74%
Edith E. Holiday
.............
33,635,505 70.08% 82.51% 7,130,561 14.86% 17.49%
J. Michael Luttig
.............
33,611,929 70.03% 82.45% 7,154,137 14.90% 17.55%
Constantine D. Tseretopoulos
...
33,578,099 69.96% 82.37% 7,187,967 14.98% 17.63%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
38,908,566 81.06% 95.44%
Against
....................
1,244,177 2.59% 3.05%
Abstain
....................
605,144 1.26% 1.48%

Templeton Emerging Markets Income Fund

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Annual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless the shareholder elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify American Stock Transfer and Trust Company, LLC
(the “Plan Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC and sent to American Stock Transfer and Trust
Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Emerging Markets Income
Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees)
to purchases of the Fund’s shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Emerging Markets Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Income Fund are traded on the New York Stock Exchange under the symbol “TEI.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC’s web site at www.
astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Income Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Emerging Markets Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Emerging Markets Income Fund

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee
since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Emerging Markets Income Fund

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1999 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President
– AML
Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Emerging Markets Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011 and
Secretary since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of three of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Emerging Markets Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

franklintempleton.com
Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Emerging Markets Income Fund (the “Fund”) whose
Fund shares are registered in his or her own name will
automatically be a participant in the Dividend Reinvestment
and Cash Purchase Plan (the “Plan”), unless any such
Shareholder specifically elects in writing to receive all
dividends and capital gains in cash, paid by check, mailed
directly to the Shareholder. A Shareholder whose shares are
registered in the name of a broker-dealer or other nominee
(the “Nominee”) will be a participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an
election on behalf of the Shareholder to participate in the
Plan. Nominees intend to make such an election on behalf
of Shareholders whose shares are registered in their names,
as Nominee, unless a Shareholder specifically instructs his
or her Nominee to pay dividends and capital gains in cash.
American Stock Transfer and Trust Company, LLC (“AST”)
will act as Plan Administrator and will open an account for
each participating shareholder (“participant”) under the Plan in the same name as that in which the participant’s present
shares are registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through www.astfinancial.com or
by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Emerging
Markets Income Fund. AST shall apply such payments (less
a $5.00 service charge and less a pro rata share of trading
fees) to purchases of Fund shares on the open market,
as discussed below in paragraph 6. AST shall make such
purchases promptly on approximately the 15th of each
month or, during a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in
no event more than 30 days after receipt, except where
necessary to comply with provisions of Federal securities
law. Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds
held by AST uninvested will not bear interest, and it is
understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within
30 business days after the payable date for any dividend
or distribution as herein provided, or with the timing of any purchases effected. AST shall have no responsibility as
to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open
market, AST may aggregate purchases with those of other
participants, and the average price (including trading fees)
of all shares purchased by AST shall be the price per share
allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
60 business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of
the U.S. Securities and Exchange Commission or any
other regulatory authority, only by mailing to participants
appropriate written notice at least 90 days prior to the
effective date thereof. The amendment or supplement shall
be deemed to be accepted by participants unless, prior to
the effective date thereof, AST receives written notice of
the termination of a participant account under the Plan. Any

franklintempleton.com
Annual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
such amendment may include an appointment by AST in its
place and stead of a successor Plan Administrator under
these terms and conditions, with full power and authority to perform all or any of the acts to be performed by AST under
these terms and conditions. Upon any such appointment of
a Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269-0560, or
www.astfinancial.com or such other address as AST shall
furnish to the participant, and shall have been deemed to be given or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTEI A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Emerging Markets Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisors, Inc. American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Phone Number: (718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $82,960 for the fiscal year ended December 31, 2020 and $70,649 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $192 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $49,800 for the fiscal year ended December 31, 2020 and $145,644 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included valuation services related to Fair Value engagement, issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, and professional fees in connection with determining the feasibility of a U.S. direct lending structure.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,800 for the fiscal year ended December 31, 2020 and $165,836 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:  David W. Niemiec, Ann Torre Bates and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.
          N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation should result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
. The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors. The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues. The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues. The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access. In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers. From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of February 26, 2021, the portfolio managers of the Fund are as follows:

MICHAEL HASENSTAB, Ph.D.
, Senior Vice President of Franklin Advisers
Dr. Hasenstab has been a portfolio manager of the Fund since 2002. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which he may perform these functions, and the nature of these functions, may change from time to time.
  He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his PH.D.

Calvin Ho, Ph.D.,
Senior Vice President of Franklin Advisers
Dr. Ho has been a portfolio manager of the Fund since December 2018. He provides research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2020.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Michael Hasenstab	16	22,821.2	44[2]	35,156.3[2]	16[2]	4,949.9[2]
Calvin Ho	10	22,193.7	18	23,824.1	1	0.0

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.
2.

Dr. Hasenstab manages Pooled Investment Vehicles and Other Accounts with $9,929 in total assets with a performance fee.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance-based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.
The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and
Franklin Templeton
guidelines
.
Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary
  Each portfolio manager is paid a base salary.
Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
  Investment performance.
  Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance.
  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.
  Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.
Additional long-term equity-based compensation
. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Ownership of Fund shares.
The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage.  Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.  The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Michael Hasenstab	None
Calvin Ho	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.  N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By _S\MATTHEW T. HINKLE__________________________________
Matthew T. Hinkle
Chief Executive Officer –  Finance and  Administration
Date:  February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE__________________________________
Matthew T. Hinkle
Chief Executive Officer –  Finance and Administration
Date:  February 26, 2021

By _S\ROBERT G. KUBILIS__________________________________
Robert G. Kubilis
Chief Financial Officer
and   Chief Accounting Officer
Date:  February 26, 2021